Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
The following table summarizes the components of our inventories as of March 31, 2022 and December 31, 2021:

(In thousands)	March 31, 2022	December 31, 2021
Raw materials and supplies	$37,081	$13,911
Work in process	6,492	3,288
Finished products and parts	95,570	56,743

Total	$139,143	$73,942

The following table summarizes the components of our inventories as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020
Raw materials and supplies	$13,911	$10,492
Work in process	3,288	5,104
Finished products and parts	56,743	41,002

Total	$73,942	$56,598